Income taxes (Details 3) (USD $) In Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 372	$ 2,623	$ 369	$ 2,555	$ 396
Increase resulting from tax positions taken	1	1,065	5	1,075	9
Decrease resulting from tax positions taken	(2)	(3,315)	3	(3,319)	(22)
Cumulative translation adjustments	(33)	(1)	15	27	9
End of the period	$ 338	$ 372	$ 392	$ 338	$ 392